Provisions and Other Liabilities - Timing of Future Termination Benefit Payments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	€ 862	€ 1,159	€ 1,030
France [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	588	933	772
Other Countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	274	226	258
Less than 1 year [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	454	556	483
Less than 1 year [Member] | France [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	257	374	286
Less than 1 year [Member] | Other Countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	197	182	197
1 to 3 years [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	351	448	407
1 to 3 years [Member] | France [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	281	413	351
1 to 3 years [Member] | Other Countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	70	35	56
3 to 5 years [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	54	146	122
3 to 5 years [Member] | France [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	49	142	120
3 to 5 years [Member] | Other Countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	5	4	2
More Than 5 Years [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	3	9	18
More Than 5 Years [Member] | France [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	1	4	15
More Than 5 Years [Member] | Other Countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value	€ 2	€ 5	€ 3